Guarantee liabilities (Details)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)
Guarantee liabilities
Guarantee liabilities at beginning of the year	$ 3,001,839	¥ 20,898,201		¥ 545,169,033	¥ 100,661,452
Provision at the inception of new loans	26,435	184,036		7,657,314	857,764,076
Net payout	(895,728)	(6,235,879)		(723,616,603)	(547,232,035)
Released on expiration	(735,244)	(5,118,616)		(24,675,313)	(48,603,136)
Contingent liability	1,112,868	7,747,561		216,363,770	182,578,676
Guarantee liabilities at end of the year	2,510,170	¥ 17,475,303	$ 3,001,839	20,898,201	545,169,033
Maximum potential undiscounted future payment	$ 207,080,370			2,350,198,084		¥ 1,441,652,114
Portfolio amount (as a percent)	0.60%	0.60%
Real estate properties collateral
Guarantee liabilities
Maximum potential undiscounted future payment	$ 3,110,000,000			280,000,000		¥ 21,670,000,000
Xiaoying Credit Loan
Guarantee liabilities
Guarantee liabilities at beginning of the year	2,771,944	¥ 19,297,719		514,475,024	38,368,513
Provision at the inception of new loans				5,884,134	797,431,715
Net payout	(909,746)	(6,333,472)		(667,658,887)	(411,239,134)
Released on expiration	(483,568)	(3,366,501)		(15,691,880)	(19,172,658)
Contingent liability	41,543	289,211		182,289,328	109,086,588
Guarantee liabilities at end of the year	$ 1,420,173	¥ 9,886,957	$ 2,771,944	¥ 19,297,719	514,475,024
Remaining weighted average contractual term (Month)	13 months 2 days	13 months 2 days	18 months 1 day	18 months 1 day
Estimated net default rate (in percentage)	15.70%			16.57%		15.70%
Maximum potential undiscounted future payment	$ 2,918,042			¥ 61,705,508		¥ 20,314,823
Xiaoying Housing Loan
Guarantee liabilities
Guarantee liabilities at beginning of the year	229,895	¥ 1,600,482		8,688,973	7,298,609
Provision at the inception of new loans	26,435	184,036		1,773,180	23,970,437
Net payout	14,018	97,593		(378,694)	(1,169,476)
Released on expiration	(251,676)	(1,752,115)		(8,482,977)	(21,410,597)
Guarantee liabilities at end of the year	$ 18,672	¥ 129,996	$ 229,895	¥ 1,600,482	8,688,973
Remaining weighted average contractual term (Month)	7 months 27 days	7 months 27 days	3 months 18 days	3 months 18 days
Estimated net default rate (in percentage)	0.60%			0.60%		0.60%
Maximum potential undiscounted future payment	$ 3,112,153			¥ 282,830,247		¥ 21,666,185
Internet Channel
Guarantee liabilities
Guarantee liabilities at beginning of the year				2,929,686	2,477,791
Provision at the inception of new loans					28,924,659
Net payout				(12,890,754)	(23,731,237)
Released on expiration				(365,456)	(4,741,527)
Contingent liability	1,071,325	¥ 7,458,350		¥ 10,326,524
Guarantee liabilities at end of the year	$ 1,071,325	¥ 7,458,350			2,929,686
Remaining weighted average contractual term (Month)	0 months	0 months	8 months 6 days	8 months 6 days
Estimated net default rate (in percentage)				0.00%
Maximum potential undiscounted future payment	$ 201,050,175			¥ 2,004,234,932		¥ 1,399,671,106
Other Products
Guarantee liabilities
Guarantee liabilities at beginning of the year				19,075,350	52,516,539
Provision at the inception of new loans					7,437,265
Net payout				(42,688,268)	(111,092,188)
Released on expiration				(135,000)	(3,278,354)
Contingent liability				¥ 23,747,918	73,492,088
Guarantee liabilities at end of the year					¥ 19,075,350
Remaining weighted average contractual term (Month)	0 months	0 months	3 months 20 days	3 months 20 days
Estimated net default rate (in percentage)				0.00%
Maximum potential undiscounted future payment				¥ 1,427,397